Property, Plant, and Equipment and Other Assets (Details Narrative) (10-K) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 30, 2019 USD ($) Containers	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Depreciation expense		$ 189	$ 342	$ 1,102	$ 170
Gain (loss) on disposition of property plant equipment		$ 1	$ 30	(352)	599
Tangible asset impairment charges				49	$ 64
Electrical Contract [Member]
Payments for deposits	$ 120
Office Lease [Member] | Raleigh, NC [Member]
Payments for deposits	3
Bitcoin Mining Machines [Member]
Payments for deposits	$ 203
Property, plant and equipment, estimated useful lives	P5Y
Mining Assets [Member]
Tangible asset impairment charges				$ 49
Containers [Member]
Number of stores | Containers	2